Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties Transactions [Line Items]
Acquired services	$ 3,678	$ 6,990	$ 5,615
Other receivables balances due parties	5,494	8,519
Trade payables balances due parties	322	124
Controlling Shareholder [Member]
Related Parties Transactions [Line Items]
Acquired services	$ 3,371	$ 3,088	$ 2,639